Stock-based Compensation - Stock Options Activity (Details) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
Apr. 24, 2026 USD ($) $ / shares shares
Options
Outstanding at beginning of period (in shares) | shares	0
Granted (in shares) | shares	987
Outstanding at end of period (in shares) | shares	987
Options, Expected to vest (in shares) | shares	842
Options, Exercisable (in shares) | shares	0
Wtd. Avg. Exercise Price
Outstanding at beginning of period (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	18.00
Outstanding at end of period (in dollars per share) | $ / shares	18.00
Weighted Average Exercise Price, Expected to vest (in dollars per share) | $ / shares	18.00
Weighted Average Exercise Price, Exercisable (in dollars per share) | $ / shares	$ 0
Additional Disclosures
Weighted Average Remaining Contractual Term, Outstanding	9 years 10 months 24 days
Weighted Average Remaining Contractual Term, Expected to vest	9 years 10 months 24 days
Weighted Average Remaining Contractual Term, Exercisable	0 years
Aggregate Intrinsic Value, Outstanding | $	$ 0
Aggregate Intrinsic Value, Expected to vest | $	0
Aggregate Intrinsic Value, Exercisable | $	$ 0